LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MAY 31, 2012

TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN

SCHEDULE A AND SCHEDULE B

Effective August 1, 2012, for Legg Mason Lifestyle Allocation 30%, the following information amends and/or supplements, as applicable, those sections of the Prospectus and SAI, as applicable, listed below.

Effective August 1, 2012, Class C shares of Legg Mason Lifestyle Allocation 30% will be reclassified as Class C1 shares. Except as noted below, all references to Class C shares of Legg Mason Lifestyle Allocation 30% in the Prospectus and SAI shall instead be read as referring to Class C1 shares of the fund. Following the reclassification, Class C1 shares will not be available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges.

Effective August 1, 2012, Class R1 shares of Legg Mason Lifestyle Allocation 30% will be reclassified as new Class C shares. All references to Class R1 shares of Legg Mason Lifestyle Allocation 30% in the Prospectus and SAI shall instead be read as referring to new Class C shares. In addition, all existing references to Class C shares in the section of the fund’s Prospectus titled “Choosing a Class of Shares to Buy” shall refer to new Class C shares of Legg Mason Lifestyle Allocation 30%.

In addition to the reclassifications of Class C and Class C1 shares and the closing of Class C1 shares to new purchases as discussed above, the following additional changes will be effective as of August 1, 2012:

•	Class C (formerly Class R1) shares will be offered subject to a contingent deferred sales charge of 1.00% if redeemed within one year;

•

Initial investments in Class C (formerly Class R1) shares may be combined with existing investment amounts in Class C1 (formerly Class C) shares for the purposes of satisfying the initial investment minimums of Class C (formerly Class R1) shares;

•

Class C (formerly Class R1) shares will be subject to a small account fee, provided that shareholders who hold accounts in Classes C and C1 (formerly Classes R1 and C) of the same fund may have those accounts aggregated for the purposes of the small account fee calculations;

•

Class C1 (formerly Class C) shares may be exchanged for Class C1 shares of other funds sold by the distributor, or if a fund does not offer Class C1 shares, for Class C shares. However, once an investor exchanges Class C1 shares for Class C shares, the investor would not be permitted to exchange from Class C shares back to Class C1 shares;

•

If you purchase $1,000,000 or more of Class A shares without an initial sales charge on or after August 1, 2012, you will be subject to a contingent deferred sales charge of 1.00% if you redeem those shares within 18 months of purchase. Applicable purchases made prior to August 1, 2012 will continue to be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of purchase;

•

If you purchase $1,000,000 or more of Class A shares, the distributor may pay a commission of up to 0.75% to a Service Agent. Previously, the distributor was authorized to pay a commission of up to 1.00% to a Service Agent for such purchase amounts;

•

If you own Class A, Class C (formerly Class R1) or Class C1 (formerly Class C) shares and hold your shares directly with the fund, you may, under certain conditions, instruct the fund to have your distributions and/or dividends invested in Class A, Class C or Class C1 (or if Class C1 shares are not available, Class C) shares, respectively, of another fund sold by the distributor;

•	Class A and Class C (formerly Class R1) shares may be offered through Service Agents for Retirement Plans with omnibus accounts held on the books of the fund; and

•	Certain Grandfathered Retirement Programs will be permitted to exchange Class C (formerly Class R1) and Class C1 (formerly Class C) shares for Class A shares.

In order to implement the changes discussed above for Legg Mason Lifestyle Allocation 30%, the following changes to the Prospectus and SAI shall be made effective August 1, 2012:

The following amends anything to the contrary in the section of the Prospectus relating to Legg Mason Lifestyle Allocation 30% titled “Fees and expenses of the fund”:

Shareholder fees (fees paid directly from your investment)

Class C (Class R1 prior to August 1, 2012)

Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	None

Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (%)	1.00

Small account fee[1]	$15

[1]    If your shares are held in a direct account and the value of your account is below $1,000, the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

Number of years you own your shares ($)	1 year	3 years	5 years	10 years

Class C (Class R1 prior to August 1, 2012) (with redemption at end of period)	299	615	1,057	2,285

Class C (Class R1 prior to August 1, 2012) (without redemption at end of period)	199	615	1,057	2,285

The following amends anything to the contrary in the section of the Prospectus relating to Legg Mason Lifestyle Allocation 30% titled “Purchase and sale of fund shares”:

Investment minimum initial/additional investment ($)

	Class C(♦) (Class R1 prior to August 1, 2012)	Class C1(+) (Class C prior to August 1, 2012)

General	1,000/50	1,000/50

Uniform Gifts or Transfers to Minor Accounts	1,000/50	1,000/50

IRAs	250/50	250/50

SIMPLE IRAs	None/None	None/None

Systematic Investment Plans	50/50	50/50

Clients of Eligible Financial Intermediaries	N/A	N/A

Eligible Investment Programs	N/A	N/A

Retirement Plans with omnibus accounts held on the books of the fund and certain rollover IRAs	None/None	N/A(+)

Other Retirement Plans	None/None	N/A

Institutional Investors	1,000/50	1,000/50

(♦)

Initial investments in Class C (formerly Class R1) shares may be combined with existing investment amounts in Class C1 (formerly Class C) shares for the purposes of satisfying the initial investment minimums of Class C (formerly Class R1) shares.

(+)

Class C1 (formerly Class C) shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 (formerly Class C) shares will continue to be available for dividend reinvestment and incoming exchanges.

The section of the Prospectus relating to Legg Mason Lifestyle Allocation 30% titled “Choosing a class of shares to buy” is amended to add the following:

Class C1 (formerly Class C) shares of Legg Mason Lifestyle Allocation 30% are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 (formerly Class C) shares of Legg Mason Lifestyle Allocation 30% will continue to be available for dividend reinvestment and incoming exchanges.

The following amends anything to the contrary in the section of the Prospectus relating to Legg Mason Lifestyle Allocation 30% titled “Choosing a class of shares to buy”:

When choosing between Class A and Class C shares, keep in mind that generally speaking, the larger the size of your investment and the longer your investment horizon, the more likely it will be that Class C shares will not be as advantageous as Class A shares. The annual distribution and/or service fees on Class C shares may cost you more over the longer term than the front-end sales charge and service fees you would have paid for larger purchases of Class A shares. If you are eligible to purchase Class I shares, you should be aware that Class I shares are not subject to a front-end sales charge and generally have lower annual expenses than Class A or Class C shares.

More information about the fund’s classes of shares is available through the Legg Mason funds’ website. You’ll find detailed information about sales charges and ways you can qualify for reduced or waived sales charges, including:

•

The contingent deferred sales charges that apply to the redemption of Class B shares, Class C shares, Class C1 (formerly Class C) shares of Legg Mason Lifestyle Allocation 30% and certain Class A shares

The following amends anything to the contrary in the section of the Prospectus relating to Legg Mason Lifestyle Allocation 30% titled “Comparing the fund’s classes”:

	Key features	Contingent deferred sales charge	Annual distribution and/or Service Fees	Exchange privilege
Class A	• Initial sales charge • You may qualify for reduction or waiver of initial sales charge • Generally lower annual expenses than Class C	1.00% on purchases of $1 million or more if you redeem within 18 months of purchase (or within 12 months for shares purchased prior to August 1, 2012); waived for certain investors	0.25% of average daily net assets	Class A shares of funds sold by the distributor

Class C	• No initial sales charge • Contingent deferred sales charge for only 1 year • Does not convert to Class A • Generally higher annual expenses than Class A	1.00% if you redeem within 1 year of purchase; waived for certain investors	1.00% of average daily net assets	Class C shares of funds sold by the distributor

	Key features	Contingent deferred sales charge	Annual distribution and/or Service Fees	Exchange privilege
Class C1 of Legg Mason Lifestyle Allocation 30% (Class C prior to August 1, 2012)

•    Closed to new purchases (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012)

•    No initial sales charge

•    Contingent deferred sales charge for only 1 year

•    Does not convert to Class A

•    Generally higher annual expenses than Class A

		1.00% if you redeem within 1 year of purchase; waived for certain investors	0.70% of average daily net assets	Class C1 shares of funds sold by the distributor or, if a fund sold by the distributor does not offer Class C1 shares, for Class C shares

The following amends anything to the contrary in the section of the Prospectus relating to Legg Mason Lifestyle Allocation 30% titled “Sales charges – Class A shares” and “Sales charges – Investments of $1,000,000 or more” and the section of the SAI titled “Purchase of Shares” relating to Legg Mason Lifestyle Allocation 30%:

Amount of investment	Sales charge as a % of offering price	Sales charge as a % of net amount invested	Broker/dealer commission as a % of offering price
$1 million or more	-0-	-0-	up to 0.75[2]

[2]

Allocation 30%. The distributor may pay a commission of up to 0.75% to a Service Agent for purchase amounts of $1,000,000 or more. In such cases, starting in the thirteenth month after purchase, the Service Agent will also receive an annual distribution and/or service fee of up to 0.25% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, the distributor will retain this fee. Where the Service Agent does not receive the payment of this commission, the Service Agent will instead receive the annual distribution and/or service fee starting immediately after purchase. Please contact your Service Agent for more information.

You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares of Legg Mason Lifestyle Allocation 30%. However, if you redeem these Class A shares of Legg Mason Lifestyle Allocation 30% within 18 months of purchase (or within 12 months for shares purchased prior to August 1, 2012), you will pay a contingent deferred sales charge of 1.00%.

The section of the Prospectus relating to Legg Mason Lifestyle Allocation 30% titled “Sales charges – Class C shares” shall be deleted and replaced with the following:

Class C shares

You buy Class C shares at net asset value with no initial sales charge. However, if you redeem your Class C shares within one year of purchase, you will pay a contingent deferred sales charge of 1.00%.

LMIS generally will pay Service Agents selling Class C shares a commission of up to 1.00% of the purchase price of the Class C shares they sell. LMIS will retain the contingent deferred sales charges and an annual distribution and/or service fee of up to 1.00% of the average daily net assets represented by the Class C shares serviced by these Service Agents until the thirteenth month after purchase. Starting in the thirteenth month after purchase, these Service Agents will receive an annual distribution and/or service fee of up to 1.00% of the average daily net assets represented by the Class C shares serviced by them.

The following information is added to the section of the Prospectus relating to Legg Mason Lifestyle Allocation 30% titled “Sales charges” and the section of the SAI relating to Legg Mason Lifestyle Allocation 30% titled “Purchases of Shares” and replaces any information to the contrary:

Class C1 shares of Allocation 30% (Class C shares prior to August 1, 2012)

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges. You buy Class C1 shares at net asset value with no initial sales charge. However, if you redeem your Class C1 shares within one year of purchase, you will pay a contingent deferred sales charge of 1.00%.

LMIS generally will pay Service Agents selling Class C1 shares a commission of up to 0.75% of the purchase price of the Class C1 shares of Legg Mason Lifestyle Allocation 30% they sell. LMIS will retain the contingent deferred sales charges and an annual distribution and/or service fee of up to 0.70% of the average daily net assets represented by the Class C1 shares of Legg Mason Lifestyle Allocation 30% serviced by these Service Agents until the thirteenth month after purchase. Starting in the thirteenth month after purchase, these Service Agents will receive an annual distribution and/or service fee of up 0.70% of the average daily net assets represented by the Class C1 shares of Legg Mason Lifestyle Allocation 30% serviced by them.

The following amends anything to the contrary in the section of the Prospectus relating to Legg Mason Lifestyle Allocation 30% titled “Retirement and Institutional Investors – eligible investors”:

Retirement Plans with omnibus accounts held on the books of the fund can generally invest in Class A, Class C, Class FI, Class R and Class I shares. Certain Retirement Plan programs authorized by LMIS prior to August 1, 2012 can also invest in Class C1 (formerly Class C) shares.

Class A shares may be offered through Service Agents for Retirement Plans with omnibus accounts held on the books of the fund.

Other Retirement Plan investors can generally invest in Class A, Class C and Class I shares.

Eligible Investment Programs are not permitted to offer Class C shares that were formerly classified as Class R1 shares.

The following information is added to the section of the Prospectus relating to Legg Mason Lifestyle Allocation 30% titled “Retirement and Institutional Investors – eligible investors”:

Class C1 shares of Allocation 30% (Class C shares prior to August 1, 2012) – Retirement Plans

Certain Retirement Plan programs authorized by LMIS prior to August 1, 2012 may buy Class C1 shares of Legg Mason Lifestyle Allocation 30% at net asset value without paying a contingent deferred sales charge. LMIS does not pay Service Agents selling Class C1 shares through such programs a commission on the purchase price of Class C1 shares of Legg Mason Lifestyle Allocation 30% sold by them. Instead, immediately after purchase, LMIS may pay these Service Agents an annual distribution and/or service fee of up to the applicable amount of the annual distribution and/or service fee authorized for the fund’s Class C1 shares.

Certain retirement plan programs with exchange features in effect prior to November 20, 2006, as approved by LMIS, will be eligible for exchange from Class C1 shares to Class A shares in accordance with the program terms. Please see the SAI for more details.

The following is added to the section of the Prospectus relating to Legg Mason Lifestyle Allocation 30% titled “Exchanging shares – Generally” and amends anything to the contrary in the section of the SAI relating to Legg Mason Lifestyle Allocation 30% titled “Exchange Privilege”:

Investors that hold Class C1 (formerly Class C) shares may exchange those shares for Class C1 shares of other funds sold by the distributor, or if a fund does not offer Class C1, for Class C shares. However, once an investor exchanges Class C1 shares for Class C shares, the investor would not be permitted to exchange from Class C shares back to Class C1 shares.

The following amends anything to the contrary in the section of the Prospectus relating to Legg Mason Lifestyle Allocation 30% titled “Other things to know about transactions – Small account fees/Mandatory redemptions – Direct accounts”:

Some shareholders who hold accounts in Classes A and B of the same fund or Classes C and C1 (formerly Classes R1 and C) of the same fund may have those accounts aggregated for the purposes of the small account fee calculations. Please contact the fund or your Service Agent for more information.

The fourth paragraph of the section of the Prospectus relating to Legg Mason Lifestyle Allocation 30% titled “Dividends, distributions and taxes – Dividends and distributions” is deleted and replaced with the following:

If you own Class A, Class C or Class C1 (formerly Class C) shares and hold your shares directly with the fund, you may instruct the fund to have your distributions and/or dividends invested in Class A, Class C or Class C1 (or if Class C1 shares are not available, Class C) shares, respectively, of another fund sold by the distributor, subject to the following conditions:

•	You have a minimum account balance of $10,000
•	The fund is available for sale in your state

The following amends anything to the contrary in the section of the SAI relating to Legg Mason Lifestyle Allocation 30% titled “Purchase of Shares – Contingent Deferred Sales Charge Provisions” and “Purchase of Shares – Determination of Public Offering Price” to the extent that such fund offers such classes:

“Contingent deferred sales charge shares” are: (a) Class B shares; (b) Class C shares; (c) Class C1 (formerly Class C) shares; and (d) Class A shares that were purchased without an initial sales charge but are subject to a contingent deferred sales charge.

Class C shares and Class C1 (formerly Class C) shares that are contingent deferred sales charge shares are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase. Class A shares that are contingent deferred sales charge shares are subject to a 1.00% contingent deferred sales charge if redeemed within 18 months of purchase (or within 12 months for shares purchased prior to August 1, 2012).

The following supplements the section of the SAI relating to Legg Mason Lifestyle Allocation 30% titled “Purchase of Shares – Waivers of Contingent Deferred Sales Charge”:

The contingent deferred sales charge is waived on Class C and Class C1 shares purchased by retirement plan omnibus accounts held on the books of the fund.

The following replaces the section of the SAI relating to Legg Mason Lifestyle Allocation 30% titled “Purchase of Shares – Grandfathered Retirement Program with Exchange Features”:

Grandfathered Retirement Program with Exchange Features

Certain retirement plan programs with exchange features in effect prior to November 20, 2006 (collectively, the “Grandfathered Retirement Program”), that are authorized by the distributor to offer eligible retirement plan investors the opportunity to exchange all of their Class C (formerly Class R1) or Class C1 (formerly Class C) shares for Class A shares of an applicable fund sold by the distributor, are permitted to offer such share class exchange features for current and prospective retirement plan investors. Under the Grandfathered Retirement Program, Class C (formerly Class R1) and Class C1 (formerly Class C) shares of the fund may be purchased by plans investing less than $3 million. Class C (formerly Class R1) and Class C1 (formerly

Class C) shares are eligible for exchange into Class A shares not later than eight years after the plan joins the program. They are eligible for exchange in the following circumstances:

If a participating plan’s total Class C (formerly Class R1) and Class C1 (formerly Class C) shares in all non-money market funds sold by the distributor equal at least $3,000,000 at the end of the fifth year after the date the participating plan enrolled in the Grandfathered Retirement Program, the participating plan will be offered the opportunity to exchange all of its Class C (formerly Class R1) and Class C1 (formerly Class C) shares for Class A shares of the fund. Such participating plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the participating plan does not qualify for the five-year exchange to Class A shares, a review of the participating plan’s holdings will be performed each quarter until either the participating plan qualifies or the end of the eighth year.

Any participating plan that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class C (formerly Class R1) and Class C1 (formerly Class C) shares for Class A shares of the same fund regardless of asset size at the end of the eighth year after the date the participating plan enrolled in the Grandfathered Retirement Program. Such plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a participating plan will not be eligible to acquire additional Class C (formerly Class R1) and Class C1 (formerly Class C) shares, but instead may acquire Class A shares of the same fund. Any Class C (formerly Class R1) and Class C1 (formerly Class C) shares not converted will continue to be subject to the distribution fee.

For further information regarding this Program, contact your Service Agent or the transfer agent. Participating plans that enrolled in the Grandfathered Retirement Program prior to June 2, 2003 should contact the transfer agent for information regarding Class C (formerly Class R1) and Class C1 (formerly Class C) shares exchange privileges applicable to their plan.

For each fund listed on Schedule B, the following information amends those sections of the Prospectus listed below.

The following amends anything to the contrary in the section titled “Principal Investment Strategies”:

The weighted average effective duration of the fund’s portfolio is expected to range from 1 to 10 years but for individual markets may be greater or lesser depending on the portfolio managers’ view of the prospects for lower interest rates and the potential for capital gains.

The following amends anything to the contrary in the section titled “More on the fund’s investment strategies, investments and risks – Duration”:

The weighted average effective duration of the fund’s portfolio is expected to range from 1 to 10 years but for individual markets may be greater or lesser depending on the adviser’s view of the prospects for lower interest rates and the potential for capital gains. Effective duration seeks to measure the expected sensitivity of market price to changes in interest rates, taking into account the anticipated effects of structural complexities (for example, some bonds can be prepaid by the issuer). The assumptions that are made about a security’s features and options when calculating effective duration may prove to be incorrect. As a result, investors should be aware that effective duration is not an exact measurement and may not reliably predict a security’s price sensitivity to changes in yield or interest rates.

Effective August 1, 2012, for each Fund listed on Schedule B, the following information amends and/or supplements, as applicable, those sections of the Prospectus and SAI, as applicable, listed below.

Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares. Except as noted below, all references to Class C shares in the Prospectus and SAI shall instead be read as referring to Class C1 shares. Following the reclassification, Class C1 shares will not be available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges.

In addition to the reclassification of Class C1 shares and the closing of Class C1 shares to new purchases as discussed above, the following additional changes will be effective as of August 1, 2012:

•

Class C1 (formerly Class C shares) may be exchanged for Class C1 shares of other funds sold by the distributor, or if a fund does not offer Class C1 shares, for Class C shares. However, once an investor exchanges Class C1 shares for Class C shares, the investor would not be permitted to exchange from Class C shares back to Class C1 shares;

•

If you purchase $1,000,000 or more of Class A shares without an initial sales charge on or after August 1, 2012, you will be subject to a contingent deferred sales charge of 1.00% if you redeem those shares within 18 months of purchase. Applicable purchases made prior to August 1, 2012 will continue to be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of purchase;

•

If you purchase $1,000,000 or more of Class A shares, the distributor may pay a commission of up to 0.75% to a Service Agent. Previously, the distributor was authorized to pay a commission of up to 1.00% to a Service Agent for such purchase amounts;

•

If you own Class A or Class C1 (formerly Class C) shares and hold your shares directly with the fund, you may, under certain conditions, instruct the fund to have your distributions and/or dividends invested in Class A or Class C1 (or if Class C1 shares are not available, Class C) shares, respectively, of another fund sold by the distributor;

•	Class A shares may be offered through Service Agents for Retirement Plans with omnibus accounts held on the books of the fund; and

•	Certain Grandfathered Retirement Programs will be permitted to exchange Class C1 (formerly Class C) shares for Class A shares.

In order to implement the changes discussed above, for each fund listed on Schedule B, the following changes to the Prospectus and SAI shall be made effective August 1, 2012:

For each fund listed in Schedule B, the following amends anything to the contrary in the section of the Prospectus titled “Purchase and sale of fund shares”:

Investment minimum initial/additional investment ($)

Class C1(+) (Class C prior to August 1, 2012)

General	1,000/50

Uniform Gifts or Transfers to Minor Accounts	1,000/50

IRAs	250/50

SIMPLE IRAs	None/None

Systematic Investment Plans	50/50

Clients of Eligible Financial Intermediaries	N/A

Eligible Investment Programs	N/A

Retirement Plans with omnibus accounts held on the books of the fund and certain rollover IRAs	N/A(+)

Other Retirement Plans	N/A

Institutional Investors	1,000/50
(+)

Class C1 (formerly Class C) shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 (formerly Class C) shares will continue to be available for dividend reinvestment and incoming exchanges.

For each fund listed in Schedule B, the section of the Prospectus titled “Choosing a class of shares to buy” is amended to add the following:

Class C1 (formerly Class C) shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 (formerly Class C) shares will continue to be available for dividend reinvestment and incoming exchanges.

For each fund listed in Schedule B, the following amends anything to the contrary in the section of the Prospectus titled “Comparing the fund’s classes”:

	Key features	Contingent deferred sales charge	Exchange privilege
Class A	• Initial sales charge • You may qualify for reduction or waiver of initial sales charge • Generally lower annual expenses than Class C1	1.00% on purchases of $1 million or more if you redeem within 18 months of purchase (or within 12 months for shares purchased prior to August 1, 2012); waived for certain investors	Class A shares of funds sold by the distributor

Class C1 (Class C prior to August 1, 2012)

•    Closed to new purchases (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012)

•    No initial or contingent deferred sales charge

•    Does not convert to Class A

•    Generally higher annual expenses than Class A

		1.00% if you redeem within 1 year of purchase; waived for certain investors	Class C1 shares of funds sold by the distributor or, if a fund sold by the distributor does not offer Class C1 shares, for Class C shares

For each fund listed in Schedule B, the following amends anything to the contrary in the section of the Prospectus titled “Sales charges – Class A shares” and “Sales charges – Investments of $1 million or more” and the section of the SAI titled “Additional Purchase and Redemption Information”:

Amount of investment	Sales charge as a % of offering price	Sales charge as a % of net amount invested	Broker/dealer commission as a % of offering price
$1 million or more[1]	-0-	-0-	up to 0.75

[1]

The distributor may pay a commission of up to 0.75% to a Service Agent for purchase amounts of $1,000,000 or more. In such cases, starting in the thirteenth month after purchase, the Service Agent will also receive an annual distribution and/or service fee of up to 0.25% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, the distributor will retain this fee. Where the Service Agent does not receive the payment of this commission, the Service Agent will instead receive the annual distribution and/or service fee starting immediately after purchase. Please contact your Service Agent for more information.

You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares. However, if you redeem these Class A shares within 18 months of purchase (or within 12 months for shares purchased prior to August 1, 2012), you will pay a contingent deferred sales charge of 1.00%.

For each fund listed in Schedule B, the section of the Prospectus titled “Sales charges – Class C shares” shall be renamed “Sales charges – Class C1 shares (Class C shares prior to August 1, 2012)” and references to Class C shares in that section shall instead be read as references to Class C1 shares. In addition, the following shall be added:

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges.

For each fund listed in Schedule B, the following amends anything to the contrary in the section of the Prospectus titled “Retirement and Institutional Investors – eligible investors”:

Retirement Plans with omnibus accounts held on the books of the fund can generally invest in Class A, Class FI, Class R, Class I and Class IS shares. Certain Retirement Plan programs authorized by LMIS prior to August 1, 2012 may also invest in Class C1 (formerly Class C) shares.

Class A shares may be offered through Service Agents for Retirement Plans with omnibus accounts held on the books of the fund.

Other Retirement Plan investors can generally invest in Class A and Class I shares.

For each fund listed in Schedule B, the section of the Prospectus titled “Retirement and Institutional Investors – eligible investors – Class C shares – Retirement Plans” is deleted and replaced with the following:

Class C1 shares (Class C shares prior to August 1, 2012) – Retirement Plans

Certain Retirement Plan programs authorized by LMIS prior to August 1, 2012 may buy Class C1 shares at net asset value without paying a contingent deferred sales charge. LMIS does not pay Service Agents selling Class C1 shares through such programs a commission on the purchase price of Class C1 shares sold by them. Instead, immediately after purchase, LMIS may pay these Service Agents an annual distribution and/or service fee of up to the applicable amount of the annual distribution and/or service fee authorized for the fund’s Class C1 shares.

Certain retirement plan programs with exchange features in effect prior to November 20, 2006, as approved by LMIS, will be eligible for exchange from Class C1 shares to Class A shares in accordance with the program terms. Please see the SAI for more details.

For each fund listed in Schedule B, the following is added to the section of the Prospectus titled “Exchanging shares – Generally” and amends anything to the contrary in the section of the SAI titled “Additional Purchase and Redemption Information”:

Investors that hold Class C1 (formerly Class C) shares may exchange those shares for Class C1 shares of other funds sold by the distributor, or if a fund does not offer Class C1, for Class C shares. However, once an investor exchanges Class C1 shares for Class C shares, the investor would not be permitted to exchange from Class C shares back to Class C1 shares.

For each fund listed in Schedule B, the fourth paragraph of the section of the Prospectus titled “Dividends, distributions and taxes – Dividends and distributions” is deleted and replaced with the following:

If you own Class A or Class C1 (formerly Class C) shares and hold your shares directly with the fund, you may instruct the fund to have your distributions and/or dividends invested in Class A, or Class C1 (or if Class C1 shares are not available, Class C) shares, respectively, of another fund sold by the distributor, subject to the following conditions:

•	You have a minimum account balance of $10,000
•	The fund is available for sale in your state

For each fund listed in Schedule B, the following is added to the section of the SAI titled “Additional Purchase and Redemption Information”:

Grandfathered Retirement Program with Exchange Features

Certain retirement plan programs with exchange features in effect prior to November 20, 2006 (collectively, the “Grandfathered Retirement Program”), that are authorized by the distributor to offer eligible retirement plan investors the opportunity to exchange all of their Class C1 (formerly Class C) shares for Class A shares of an applicable fund sold by the distributor, are permitted to offer such share class exchange features for current and prospective retirement plan investors. Under the Grandfathered Retirement Program, Class C1 (formerly Class C) shares of the fund may be purchased by plans investing less than $3 million. Class C1 (formerly Class C) shares are eligible for exchange into Class A shares not later than eight years after the plan joins the program. They are eligible for exchange in the following circumstances:

If a participating plan’s total Class C1 (formerly Class C) shares in all non-money market funds sold by the distributor equal at least $3,000,000 at the end of the fifth year after the date the participating plan enrolled in the Grandfathered Retirement Program, the participating plan will be offered the opportunity to exchange all of its Class C1 (formerly Class C) shares for Class A shares of the fund. Such participating plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the participating plan does not qualify for the five-year exchange to Class A shares, a review of the participating plan’s holdings will be performed each quarter until either the participating plan qualifies or the end of the eighth year.

Any participating plan that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of Class C1 (formerly Class C) shares for Class A shares of the same fund regardless of asset size at the end of the eighth year after the date the participating plan enrolled in the Grandfathered Retirement Program. Such plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a participating plan will not be eligible to acquire additional Class C1 (formerly Class C) shares, but instead may acquire Class A shares of the same fund. Any Class C1 (formerly Class C) shares not converted will continue to be subject to the distribution fee.

For further information regarding this Program, contact your Service Agent or the transfer agent. Participating plans that enrolled in the Grandfathered Retirement Program prior to June 2, 2003 should contact the transfer agent for information regarding Class C1 (formerly Class C) shares exchange privileges applicable to their plan.

SCHEDULE A

LEGG MASON PARTNERS EQUITY TRUST

Fund	Date of Prospectus and SAI
Legg Mason Lifestyle Allocation 30%	May 31, 2012

SCHEDULE B

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

Fund	Date of Prospectus and SAI
Legg Mason BW Global Opportunities Bond Fund	May 1, 2012
Legg Mason BW International Opportunities Bond Fund	May 1, 2012

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